Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
31.	Commitments and Contingencies

Legal and Tax Contingencies

In the ordinary course of business, the Group is involved in tax and legal proceedings, claims and litigation. As of December 31, 2010, the Group has 336 pending lawsuits as a defendant (total amount: (Won)373,612 million). In the opinion of management, based on current knowledge and after consultation with external counsel, the outcome of such matters will not have a material adverse effect on the Group’s consolidated financial statements.

Lease Commitments

At December 31, 2010, the Group is obliged under a number of non-cancelable operating leases for premises and equipment used primarily for banking purposes. Total rent expense for the years ended December 31, 2008, 2009 and 2010 was (Won)220,839 million, (Won)228,291 million and (Won)245,636 million, respectively. Pursuant to the terms of non-cancelable lease agreements pertaining to premises and equipment in effect at December 31, 2010, future minimum rental commitments under various non-cancelable operating leases are as follows:

Years ending	(in millions of Won)
2011	(Won)	69,601
2012		41,267
2013		26,951
2014		14,675
2015		8,278
Thereafter		12,104

	(Won)	172,876

In lieu of rent, certain lease agreements require the Group to advance a non-interest-bearing refundable security deposit to the landlord for the Group’s use during the lease term. The amount of the advance is determined by the prevailing market rate. The Group has recorded rent expense and interest income related to these leases of (Won)43,286 million, (Won)42,365 million and (Won)39,163 million on deposit balances of (Won)1,222,172 million, (Won)1,225,577 million and (Won)1,284,984 million for the years ended December 31, 2008, 2009 and 2010, respectively. Such amounts were calculated based on the fixed interest rate for time deposits with similar maturities.

Credit Commitments and Guarantees

The following table summarizes the contractual amounts relating to unused credit commitments at December 31:

	2009		2010
	(in millions of Won)
Commitments to extend credit:
Corporate	(Won)	49,590,230	(Won)	52,527,737
Credit card		64,904,222		67,117,196
Consumer(1)		8,794,536		9,390,520
Commercial letters of credit		3,319,107		4,310,739

	(Won)	126,608,095	(Won)	133,346,192

Note:

(1)	Excludes credit card.

Commitments to extend credit represent unfunded portions of authorizations to extend credit in the form of loans. The commitments expire on fixed dates and a customer has to comply with predetermined conditions to draw funds under the commitments. With respect to credit risk on commitments to extend credit, the Group is potentially exposed to loss in an amount equal to the total unused commitments. The majority of the Group’s unfunded commitments are not guarantees under ASC 460 (formerly FIN 45).

Commercial letters of credit are undertakings by the Group on behalf of customers authorizing third parties to draw drafts on the Group up to a stipulated amount under specific terms and conditions. They are generally short-term and collateralized by the underlying shipments of goods to which they relate and therefore have significantly less risk.

The Group provides a variety of guarantees to its customers to enhance their credit standing and enable them to complete a variety of business transactions. The maximum potential amount of future payments represents the notional amounts that could be lost under the guarantees if there were a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Certain guarantees issued or modified after December 31, 2002 that are not derivative contracts have been recorded on the Group’s consolidated balance sheets at their fair value at inception. The Group has recorded this amount in other liabilities with an offsetting entry in other assets. As cash is received under such arrangements and applied to other assets, the liability recorded at inception is amortized into income as commissions and fees over the life of the contract. The majority of these guarantees expire without being drawn upon. As a result, total contractual amounts are not representative of the Group’s expected future cash outlay.

The table below summarizes all of the Group’s guarantees at December 31, 2010:

	Expire within One Year		Expire after One Year		Total Notional Amount Outstanding		Current Carrying Liability Amount(1)		Amount of Recourse or Collateral Held		Maximum Potential Amount of Future Payments
	(in millions of Won)
Financial stand-by letters of credit	(Won)	392,815	(Won)	146,799	(Won)	539,614	(Won)	2,333	(Won)	113,543	(Won)	539,614
Other financial guarantees		924,302		61,891		986,193		6,346		137,481		986,193
Performance letters of credit and guarantees		7,309,853		1,851,907		9,161,760		104,830		905,378		9,161,760
Liquidity facilities to SPEs		352,626		893,851		1,246,477		23,125		—		1,246,477
Guarantees on trust accounts		473,157		2,905,831		3,378,988		—		—		3,378,988

	(Won)	9,452,753	(Won)	5,860,279	(Won)	15,313,032	(Won)	136,634	(Won)	1,156,402	(Won)	15,313,032

Note:

(1)	Includes allowance for guarantees and liabilities recorded under ASC 460 (formerly FIN 45).

Financial stand-by letters of credit represent irrevocable obligations to pay third party beneficiaries when its customers fail to repay loans or debt instruments, which are generally in foreign currencies.

Other financial guarantees are used in various transactions to enhance the credit standing of the Group’s customers. They represent irrevocable assurance, subject to satisfaction of certain conditions, that the Group will make payment in the event that the customers fail to fulfill their obligations to third parties. Such financial obligations include a return of security deposits and the payment of service fees.

Performance letters of credit and guarantees are issued to guarantee customers’ tender bids on construction or similar projects or to guarantee completion of such projects in accordance with contractual terms. They are also issued to support a customer’s obligation to supply specified products, commodities, maintenance or other services to third parties.

Liquidity facilities to SPEs represent irrevocable commitments to provide contingent liquidity credit lines including commercial paper purchase commitments to SPEs for which the Group serves as the administrator. The SPEs are established by clients to obtain funding from the commercial paper market or the corporate debt market by transferring assets to the SPEs. The Group has commitments to provide liquidity to the SPEs in amounts up to (Won)1,483,977 million at December 31, 2010. Although the Group does not sell assets to these SPEs, it would be required to provide funding under the liquidity facilities in the event that the SPEs do not hold enough funds to make scheduled payments on their outstanding senior debt securities. Under the commercial paper purchase commitments, the Group is required to purchase commercial paper issued by the SPEs when enough funding is not available in the commercial paper market. The Group has limited credit exposure to these SPEs because the risk of first loss is borne by the clients or other third parties, or the SPEs are over-collateralized with the assets sold to them.

Guarantees on trust accounts represent guarantee on the Guaranteed Principal Money Trusts and Guaranteed Fixed Rate Money Trust which require the Group to guarantee the return of the principal amount invested at the termination of a fixed term deposit. The Group manages and administers trust assets in the capacity as a fiduciary on behalf of its customers.

Pledged Assets

The following table sets forth the primary components of assets pledged as collateral for borrowings and other purposes at December 31:

	2009		2010
	(in millions of Won)
Restricted cash	(Won)	72,806	(Won)	2,111
Trading securities		3,031,946		4,518,181
Available-for-sale securities		1,933,160		1,194,725
Held-to-maturity securities		5,087,576		5,067,670
Loans		5,862,846		7,276,007
Real estate		16,227		96,045
Other assets		5,455		12,529

	(Won)	16,010,016	(Won)	18,167,268